EMPLOYEE-RELATED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE-RELATED LIABILITIES

14. EMPLOYEE-RELATED LIABILITIES

The changes in pension and other post-employment benefit plans are not material to our condensed consolidated financial statements for the three and nine months ended September 30, 2014 and 2013. SunEdison also maintains a number of benefit programs at the corporate level. Our employees have historically participated in those programs and, as such, we were allocated expenses associated with those programs.

SunEdison received a notice from the Pension Benefit Guaranty Corporation (“PBGC”) in May 2014 that it intends to require an additional contribution to our U. S. pension plan under ERISA section 4062(e), which was transferred to us upon the completion of the Offering. SunEdison has not received a formal assessment or concluded the negotiation process with the PBGC. On July 8, 2014, the PBGC announced a moratorium through the end of 2014 on the enforcement of 4062(e) cases. Therefore, we have not yet made any modifications to our U.S. pension plan assets. The U.S. pension plan was in an over-funded status on a US GAAP basis as of December 31, 2013, and we have not recorded any additional amounts to fund the pension plan as a result of the PBGC notice because we believe the over-funded amount is sufficient to cover the request for contribution by the PBGC. We do not expect any final resolution with the PBGC to have a material impact on our financial condition or results of operations.

9. EMPLOYEE-RELATED LIABILITIES

SunEdison maintains a number of benefit programs at a corporate level. Our employees participate in those programs and as such, we were allocated expenses associated with those programs. Since substantially all of the Parent pension and other post-employment benefit plans relate solely to us, our combined balance sheets include net benefit plan obligations related to those plans and those benefit plans in certain foreign locations that are our direct obligation.

Pension and Other Post-Employment Benefit Plans

Prior to January 2, 2002, SunEdison’s defined benefit pension plan covered most U.S. employees. Benefits for this plan were based on years of service and qualifying compensation during the final years of employment. Effective January 2, 2002, our Parent amended the defined benefit plan to discontinue future benefit accruals for certain participants. In addition, effective January 2, 2002, no new participants will be added to the plan. Effective January 1, 2012, the accumulation of new benefits for all participants under this defined benefit pension plan was frozen. This change did not have a material impact on the Company’s combined financial statements because the plan was frozen to new participants in 2002 and combined with turnover, the level of active participants was not significant.

We also sponsor defined benefit pension plans for our eligible employees in Japan and Taiwan.

Our Parent also has a non-qualified plan under the Employee Retirement Income Security Act of 1974. This plan provides benefits in addition to the defined benefit plan. Eligibility for participation in this plan requires coverage under the defined benefit plan and other specific circumstances. The non-qualified plan has also been amended to discontinue future benefit accruals.

Prior to January 1, 2002, our Parent’s health care plan provided post-retirement medical benefits to full-time U.S. employees who met minimum age and service requirements. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. Effective January 1, 2002, our Parent amended the health care plan to discontinue eligibility for post-retirement medical benefits for certain participants. In addition, effective January 2, 2002, no new participants will be eligible for post-retirement medical benefits under the plan.

Effective January 1, 2012, the amortization period for the unamortized unrealized loss was changed to the remaining life expectancy of the plan participants, which was derived from an actuarial mortality table. This change was triggered since substantially all the plan participants are now inactive/retired. Prior to 2012, the amortization period was derived based on the average remaining service period of the active participants expected to receive benefits. This change has reduced the amortization expense related to the unrealized loss.

Net periodic post-retirement benefit cost (income) consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2013	2012	2011	2013	2012	2011
In millions
Service cost	$1.0	$1.1	$2.9	$—	$—	$—
Interest cost	6.7	7.8	9.4	0.7	0.8	1.1
Expected return on plan assets	(13.7)	(13.8)	(15.4)	—	—	—
Amortization of prior service credit	—	—	—	(0.7)	(0.7)	(0.5)
Net actuarial loss (gain)	2.9	4.1	7.9	(0.1)	(0.5)	(1.5)
Settlement charges	—	6.7	—	—	—	—

Net periodic benefit cost (income)	$(3.1)	$5.9	$4.8	$(0.1)	$(0.4)	$(0.9)

In 2012, our Parent’s pension plans experienced significant lump sum payment activity related to the 2011 global reduction in workforce previously described in Note 3. This event triggered settlement accounting with both the U.S. and foreign plans because there were significant pension benefit obligations settled during 2012. Settlement accounting was not triggered in 2011 or 2013.

To determine pension and other post-retirement and post-employment benefit measurements for the plans, our Parent uses a measurement date of December 31. The following is a table of actuarial assumptions used to determine the net periodic benefit cost (income):

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2013	2012	2011	2013	2012	2011
Weighted-average assumptions:
Discount rate	3.14%	3.65%	4.58%	3.38%	3.93%	5.09%
Expected return on plan assets	8.38%	8.34%	8.36%	NA	NA	NA
Rate of compensation increase	NA	NA	3.63%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	5.00%	5.00%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2018	2017

The following summarizes the change in benefit obligation, change in plan assets and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2013	2012	2013	2012
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$223.5	$227.2	$21.5	$20.1
Service cost	1.0	1.1	—	—
Interest cost	6.7	7.8	0.7	0.8
Plan participants’ contributions	—	—	0.4	0.5
Actuarial (gain) loss	(16.2)	17.8	(4.2)	2.3
Gross benefits paid	(15.0)	(8.7)	(1.3)	(2.2)
Settlements	—	(21.0)	—	—
Currency exchange gain	(3.0)	(0.7)	—	—

Benefit obligation at end of year	$197.0	$223.5	$17.1	$21.5

Change in plan assets:
Fair value of plan assets at beginning of year	$171.8	$176.0	$—	$—
Actual gain on plan assets	23.7	22.3	—	—
Employer contributions	0.8	0.6	0.9	1.7
Plan participants’ contributions	—	—	0.4	0.5
Settlements	—	(18.5)	—	—
Gross benefits paid	(15.0)	(8.7)	(1.3)	(2.2)
Currency exchange gain (loss)	(0.1)	0.1	—	—

Fair value of plan assets at end of year	$181.2	$171.8	$—	$—

Net amount recognized	$(15.8)	$(51.7)	$(17.1)	$(21.5)

Amounts recognized in statement of financial position:
Other assets, noncurrent	$18.4	$—	$—	$—
Accrued liabilities, current	(0.8)	(0.6)	(1.3)	(1.4)
Pension and post-employment liabilities, noncurrent	(33.4)	(51.1)	(15.8)	(20.1)

Net amount recognized	$(15.8)	$(51.7)	$(17.1)	$(21.5)

Amounts recognized in accumulated other comprehensive (loss) income (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2013	2012	2013	2012
In millions
Net actuarial loss (gain)	$57.1	$86.8	$(4.4)	$(0.3)
Prior service credit	—	—	(11.4)	(12.1)

Net amount recognized	$57.1	$86.8	$(15.8)	$(12.4)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost (income) in 2014 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss	$1.9	$(1.1)
Prior service credit	—	(0.7)

Total	$1.9	$(1.8)

The following is a table of the actuarial assumptions used to determine the benefit obligations of our pension and other post-employment plans:

	Pension Plans		Health Care and Other Plans
As of December 31,	2013	2012	2013	2012
Weighted-average assumptions:
Discount rate	3.80%	3.14%	4.28%	3.37%
Rate of compensation increase	NA	NA	3.75%	3.75%

The composition of our Parent’s plans and age of our participants are such that, as of December 31, 2013 and 2012, the medical cost trend rate no longer has a significant effect on the valuation of our Parent’s health care plans.

The U.S. pension plan assets are invested primarily in marketable securities, including common stocks, bonds and interest-bearing deposits. The weighted-average allocation of pension benefit plan assets at year ended December 31 were as follows:

		Actual Allocation
Asset Category (Dollars in millions)	2013 Target Allocation	2013	2012
Cash	—%	2%	2%
Group annuity contract	—%	28%	31%
Equity securities	60%	59%	54%
Fixed income securities	40%	11%	13%

Total	100%	100%	100%

Judgment is required in evaluating both quantitative and qualitative factors in the determination of significance for purposes of fair value level classification. Valuation techniques used are generally required to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation techniques and inputs used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

Mutual Funds

Mutual funds are valued at the closing price reported on the active market on which they are traded and are classified within Level 1 of the valuation hierarchy.

Group Annuity Contract

This investment represents a fully benefit-responsive guaranteed group annuity contract, with no maturity date. The group annuity contract is designed to provide safety of principal, liquidity and a competitive rate of return. The fair value of the group annuity contract is estimated to be the contract value, which represents contributions plus earnings, less participant withdrawals and administrative expenses. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the arrangement. The crediting interest rate is reset quarterly to prevailing market rates, and the pension plan can make withdrawals from the group annuity contract subject to certain provisions and restrictions. As of December 31, 2013 and 2012, these restrictions did not result in an impairment of value below contract value. This investment is considered to be cash for purposes of our portfolio target allocations.

While we believe the valuation methods are appropriate and consistent with other market participants’ methods, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level within the fair value hierarchy the investments held by pension plans at December 31, 2013. This table does not include $4.1 million in cash in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$46.9	$—	$—	$46.9
Mid cap funds	13.7	—	—	13.7
Small cap funds	13.8	—	—	13.8
International funds	22.8	—	—	22.8
Emerging market funds	9.3	—	—	9.3
Fixed income funds:
Investment grade bond funds	6.9	—	—	6.9
Corporate bond funds	13.3	—	—	13.3
Group annuity contract	—	—	50.4	50.4

Total assets at fair value	$126.7	$—	$50.4	$177.1

The following table sets forth by Level within the fair value hierarchy the investments held by the pension plans at December 31, 2012. This table does not include the $3.3 million in cash in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$38.5	$—	$—	$38.5
Mid cap funds	11.1	—	—	11.1
Small cap funds	11.0	—	—	11.0
International funds	22.0	—	—	22.0
Emerging market funds	10.3	—	—	10.3
Fixed income funds:
Investment grade bond funds	8.3	—	—	8.3
Corporate bond funds	13.6	—	—	13.6
Group annuity contract	—	—	53.7	53.7

Total assets at fair value	$114.8	$—	$53.7	$168.5

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the years ended December 31, 2013 and 2012.

	Year Ended
	December 31, 2013	December 31, 2012
In millions
Balance, beginning of year	$53.7	$—
Purchases	0.2	54.9
Sales	(4.6)	(1.7)
Interest credit during the year	1.1	0.5

Balance, end of year	$50.4	$53.7

The investment objectives of our Parent’s pension plan assets are as follows:

•	To achieve a favorable relative return compared to inflation;

•	To achieve an above average total rate of return relative to capital markets;

•	Preservation of capital through a broad diversification among asset classes which react, as nearly as possible, independently to varying economic and market circumstances; and

•	Long-term growth, with a degree of emphasis on stable growth, rather than short-term capital gains.

Our Parent’s pension cost (income) and pension liabilities are determined using various actuarial assumptions, including the discount rate, rate of salary increase, and expected return on plan assets to estimate our pension cost (income) and obligations. The Parent determines the expected return on plan assets based on the pension plans’ intended long-term asset mix. The expected investment return assumption used for the pension plans reflects what the plans can reasonably expect to earn over a long-term period considering plan target allocations. The expected return includes an inflation assumption and adds real returns for the asset mix and a premium for active management, and subtracts expenses. While the assumed expected rate of return on the U.S. pension plan assets in 2013 and 2012 was 8.5%, the actual return experienced in our Parent’s pension plan assets during 2013 and 2012 was 14.6% and 12.8%, respectively. Our Parent consults with the plans’ actuaries to determine a discount rate assumption for pension and other post-retirement and post-employment plans that reflects the characteristics of these plans, including expected cash outflows from the plans, and utilize an analytical tool that incorporates the concept of a hypothetical yield curve.

The rate of compensation increase assumption is not applicable to the pension plans because these plans are frozen.

The pension obligations are funded in accordance with provisions of applicable laws. Contributions to the pension and post-employment plans in 2013 totaled $0.8 million and $0.9 million, respectively, and in 2012 totaled $0.6 million and $1.7 million, respectively. The funding status of the U.S pension plan was overfunded by $18.4 million and underfunded by $19.5 million as of December 31, 2013 and 2012, respectively. The foreign pension plans and health care and other plans continue to maintain an underfunded status as of December 31, 2013 and 2012 and are recorded in pension and post-employment liabilities. As of December 31, 2013, the accumulated benefit obligation for the U.S. pension plan was $159.5 million and the fair value of plan assets was $177.9 million. We expect our Parent’s contribution to the pension and post-employment plans in 2014 to be approximately $1.1 million and $1.3 million, respectively.

As discussed above, in 2013 the U.S. pension plan assets increased to more than the accumulated benefit obligation. As of December 31, 2013 and 2012, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets were as follows:

	Pension Plans
	2013	2012
In millions
Projected benefit obligation, end of year	$37.6	$223.5
Accumulated benefit obligation, end of year	$25.4	$212.5
Fair value of plan assets, end of year	$3.3	$171.8

We estimate that the future benefits payable for the pension and other post-retirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2014	$17.4	$1.3
2015	$15.0	$1.3
2016	$14.3	$1.3
2017	$12.9	$1.2
2018	$12.3	$1.2
2019-2023	$58.2	$5.9

Defined Contribution Plans

SunEdison sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code covering all U.S. salaried and hourly employees, and a defined contribution plan in Taiwan covering most salaried and hourly employees of our Taiwan subsidiary. Our allocated costs under this plan included in our combined statements of operations totaled $4.0 million for 2013 and 2012 and $4.5 million for 2011.

Other Employee-Related Liabilities

Employees of our subsidiaries in Italy and Korea are covered by an end of service entitlement that provides payment upon termination of employment. Contributions to these plans are based on statutory requirements and are not actuarially determined. The accrued liability was $22.2 million at December 31, 2013 and $21.6 million at December 31, 2012, and is included in other long-term liabilities and accrued liabilities on our combined balance sheet. The accrued liability is based on the vested benefits to which the employee is entitled assuming employee termination at the measurement date.